CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 603.6	$ 669.5	$ 864.2
Cumulative Effect Adjustment from New Accounting Standard			(9.5)
Other Comprehensive Income (Loss) (Net of Tax and Reclassifications)
Net Unrealized Gains on Securities Available for Sale	53.3	28.2	180.7
Net Unrealized Gains (Losses) on Cash Flow Hedges	(18.4)	37.6	(5.5)
Foreign Currency Translation Adjustments	(2.5)	(18.3)	(1.5)
Pension and Other Postretirement Benefit Adjustments	(72.7)	8.8	(30.9)
Other Comprehensive Income (Loss)	(40.3)	56.3	133.3
Comprehensive Income	$ 563.3	$ 725.8	$ 997.5